Payroll and social charges (Tables)	12 Months Ended
Dec. 31, 2023
Payroll and Social Charges [Abstract]
Schedule of Payroll and Social Charges are Comprised	Payroll and social charges are comprised of the following:
	December 31, 2023	December 31, 2022

Social charges in installments	489,520	431,054
Bonus and vacation along with related social charges	736,138	735,770
Salaries and related social charges	503,400	436,364
Others	58,626	50,817
	1,787,684	1,654,005
Breakdown:
Current liabilities	1,297,181	1,198,063
Non-current liabilities	490,503	455,942
	1,787,684	1,654,005